Submission	Jun. 08, 2026
Submission [Line Items]
Central Index Key	0001123494
Registrant Name	HARVARD BIOSCIENCE INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES